EMPLOYEE BENEFITS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of employee benefits [Abstract]
Salaries and wages	$ 880	$ 671	$ 635
Social security contributions	56	50	56
Pension costs	28	22	20
Share-based payment expense (Note 9)	40	28	15
Other	24	25	26
Included in cost of sales, other expenses and corporate administration, marketing and related expenses	$ 1,028	$ 796	$ 752